UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS Variable Investment Trust

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 - December 31, 2013

Item 1.	Reports to Stockholders.

December 31, 2013

Ibbotson Conservative ETF Asset Allocation Portfolio

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Ibbotson Balanced ETF Asset Allocation Portfolio

Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

ALPS | Alerian Energy Infrastructure Portfolio

An ALPS Advisors Solution

Table of Contents

1	Disclosure of Fund Expenses

3	Ibbotson ETF Allocation Series

	3	Performance Overview

	7	Statement of Investments

	12	Statements of Assets and Liabilities

	13	Statements of Operations

	14	Statements of Changes in Net Assets

	24	Financial Highlights

34	ALPS | Alerian Energy Infrastructure Portfolio

	34	Performance Overview

	37	Statement of Investments

	38	Statement of Assets and Liabilities

	39	Statement of Operations

	40	Statement of Changes in Net Assets

	41	Financial Highlights

43	Notes to Financial Statements

52	Report of Independent Registered Public Accounting Firm

53	Additional Information

54	Trustees and Officers

ALPS Variable Investment Trust
Disclosure of Fund Expenses	December 31, 2013 (Unaudited)

As a shareholder of the Portfolios listed on the following pages, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution (12b-1) and shareholder service fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2013 and held until December 31, 2013.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Net Expense Ratio(1)	Expense Paid During Period July 1, 2013 - December 31, 2013(2)
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,030.50	0.53%	$ 2.71
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.53	0.53%	$ 2.70
Class II
Actual Fund Return	$ 1,000.00	$ 1,030.20	0.78%	$ 3.99
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.27	0.78%	$ 3.97
Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,059.60	0.53%	$ 2.75
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.53	0.53%	$ 2.70
Class II
Actual Fund Return	$ 1,000.00	$ 1,058.60	0.78%	$ 4.05
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.27	0.78%	$ 3.97
Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,085.60	0.53%	$ 2.79
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.53	0.53%	$ 2.70
Class II
Actual Fund Return	$ 1,000.00	$ 1,083.70	0.78%	$ 4.10
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.27	0.78%	$ 3.97

Annual Report | December 31, 2013	1

ALPS Variable Investment Trust
Disclosure of Fund Expenses (continued)	December 31, 2013 (Unaudited)

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Net Expense Ratio(1)	Expense Paid During Period July 1, 2013 - December 31, 2013(2)
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,112.70	0.53%	$ 2.82
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.53	0.53%	$ 2.70
Class II
Actual Fund Return	$ 1,000.00	$ 1,112.00	0.78%	$ 4.15
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.27	0.78%	$ 3.97
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,124.90	0.52%	$ 2.79
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.58	0.52%	$ 2.65
Class II
Actual Fund Return	$ 1,000.00	$ 1,122.80	0.77%	$ 4.12
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.32	0.77%	$ 3.92
ALPS | Alerian Energy Infrastructure Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,127.90	0.80%	$ 4.29
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.17	0.80%	$ 4.08
Class III
Actual Fund Return	$ 1,000.00	$ 1,123.70	1.30%	$ 6.96
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,018.65	1.30%	$ 6.61

(1)	Annualized based on the Portfolios’ expenses from July 1, 2013 through December 31, 2013.
(2)

Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolios’ shares are offered to you.

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Ibbotson ETF Allocation Series
Performance Overview	December 31, 2013 (Unaudited)

The U.S. equity market rewarded investors with exceptionally strong returns in 2013. During the second half of 2013, the S&P 500 rose 16.31%—propelling its full year return to 32.39%, its highest since 1997. International stocks, as measured by the MSCI EAFE Index, posted strong second half results as well but lagged the U.S. market due to weaker relative results earlier in the year. Emerging markets, as measured by the MSCI Emerging Markets Index, rebounded during the second half, but still posted negative full-year results as slowing growth in China and fears of reduced bond buying by the Federal Reserve weighed heavily on those markets. As you can see from the full-year results in the General Market Indices Performance Summary, both the Barclays Capital U.S. Aggregate Bond Index and the Thomson Reuters/Jefferies CRB Index also declined during 2013, as investors reacted to the aforementioned tapering comments by the Federal Reserve and fears that the economy of the world’s largest commodity consumer was slowing. As mentioned in the June 30, 2013 semi-annual report, 2013 was a year where performance decoupled by asset class, as investors finally began to again focus on market fundamentals.

GENERAL MARKET INDICES PERFORMANCE SUMMARY† | PERIODS ENDING DECEMBER 31, 2013

	Six Months	1 Year	5 Years**	Portfolio Inception (4/30/07)**
S&P 500® Stock Index[1]	16.31%	32.39%	17.94%	5.65%
MSCI U.S. Small Cap 1750 Index[2]	19.62%	39.09%	22.71%	8.18%
Barclays Capital U.S. Aggregate Bond Index[3]	0.43%	-2.02%	4.44%	4.84%
MSCI U.S. REIT Index[4]	-3.66%	2.47%	16.73%	1.18%
MSCI EAFE Index[5]	18.02%	23.29%	12.96%	1.07%
MSCI Emerging Markets Index[6]	7.87%	-2.27%	15.15%	3.24%
Thomson Reuters/Jefferies CRB Index[7]	1.68%	-4.97%	4.17%	-0.92%

(1)

The S&P 500® Stock Index is value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(2)

The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(3)

Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(4)

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(5)

The MSCI EAFE Index is a stock market index in which the weight of securities is determined based on their respective market capitalizations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(6)

The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(7)

Thomson Reuters/Jefferies CRB Index is a price index comprised of 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

**	Annualized returns.
†	This table summarizes general market performance and does not necessarily reflect performance of each Portfolio’s benchmark index.

Past performance is no guarantee of future results.

The views and information discussed in this commentary are as of the date of publication, and are subject to change. The views expressed are those of the Investment Advisor. They represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice.

Annual Report | December 31, 2013	3

Ibbotson ETF Allocation Series
Performance Overview (continued)	December 31, 2013 (Unaudited)

IBBOTSON ETF ALLOCATION SERIES PERFORMANCE SUMMARY

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)
Balanced (return of $10,000 based on actual performance)
Aggressive Growth (return of $10,000 based on actual performance)

Income & Growth (return of $10,000 based on actual performance)
Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 4 and 5 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

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Ibbotson ETF Allocation Series
Performance Overview (continued)	December 31, 2013 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS | FOR THE PERIODS ENDED DECEMBER 31, 2013

					Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/13†
Portfolio	6 Months	1 Year	5 Year	Since Inception (4/30/07)**	Gross	Net
Conservative - Class I	3.05%	2.77%	5.36%	3.77%	0.75%	0.68%
Conservative - Class II	3.02%	2.56%	5.09%	3.48%	1.00%	0.93%
Dow Jones*	3.32%	4.67%	7.52%	5.78%
Blended^	3.61%	4.86%	7.14%	5.00%
Income & Growth - Class I	5.96%	7.58%	7.91%	3.79%	0.68%	0.68%
Income & Growth - Class II	5.86%	7.33%	7.62%	3.53%	0.93%	0.93%
Dow Jones*	7.51%	12.48%	11.04%	6.08%
Blended^	6.78%	11.74%	9.84%	5.16%
Balanced - Class I	8.56%	12.19%	10.65%	3.89%	0.67%	0.67%
Balanced - Class II	8.37%	11.86%	10.39%	3.63%	0.92%	0.92%
Dow Jones*	10.93%	19.56%	14.33%	6.44%
Blended^	9.96%	18.63%	12.54%	5.33%
Growth - Class I	11.27%	16.78%	12.73%	3.57%	0.68%	0.68%
Growth - Class II	11.20%	16.54%	12.46%	3.29%	0.93%	0.93%
Dow Jones*	14.26%	26.79%	17.52%	6.65%
Blended^	13.13%	25.51%	15.24%	5.49%
Aggressive Growth - Class I	12.49%	18.53%	13.77%	3.03%	0.74%	0.70%
Aggressive - Growth Class II	12.28%	18.12%	13.44%	2.75%	0.99%	0.95%
Dow Jones*	17.71%	34.32%	20.87%	6.90%
Blended^	14.72%	28.95%	16.59%	5.57%

Since each Portfolio does not seek to replicate its respective Dow Jones* or Blended benchmark^, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

*

Dow Jones Benchmark: (a) The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. (b) The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. (c) The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio. (d) The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. (e) The Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends.

^

Blended Benchmark: (f) Blended benchmark of 20% S&P 500® Index/80% Barclays Capital U.S. Aggregate Bond Index for the Conservative Portfolio, (g) 40% S&P 500® Index/60% Barclays Capital U.S. Aggregate Bond Index for the Income & Growth Portfolio, (h) 60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Bond Index for the Balanced Portfolio, (i) 80% S&P 500® Index/20% Barclays Capital U.S. Aggregate Bond Index for the Growth Portfolio, and (j) 90% S&P 500® Index/10% Barclays Capital U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Barclays Capital Indexes reflect the reinvestment of dividends.

**	Annualized returns.
†

Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2013. Note the net expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Advisor and Sub-advisor have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I and 0.78% for Class II agreed to by the Advisor and Sub-advisor.

Annual Report | December 31, 2013	5

Ibbotson ETF Allocation Series
Performance Overview (continued)	December 31, 2013 (Unaudited)

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to attempt to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

IBBOTSON ETF ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

The table below shows there were only minor changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the year ended December 31, 2013. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Statement of Investments on the following pages for actual holdings allocations as of December 31, 2013.

Asset Classes

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	12/31/13	6/30/13	12/31/13	6/30/13	12/31/13	6/30/13	12/31/13	6/30/13	12/31/13	6/30/13
Large-Cap Stocks	9.3%	8.8%	15.8%	15.0%	19.5%	18.2%	22.8%	21.3%	22.5%	20.8%
Mid-Cap Stocks	3.0%	3.0%	6.0%	6.0%	9.5%	9.5%	13.3%	13.3%	14.5%	14.5%
Small-Cap Stocks	0.0%	0.0%	2.5%	2.5%	5.5%	5.5%	8.0%	8.0%	9.5%	9.5%
Real Estate (REITs)	0.0%	0.0%	0.0%	0.0%	2.0%	2.0%	2.5%	2.5%	3.0%	3.0%
International Stocks	5.5%	6.0%	11.7%	12.5%	18.0%	19.3%	25.7%	27.2%	30.5%	32.2%
Commodities	2.0%	2.0%	3.0%	3.0%	3.0%	3.0%	4.0%	4.0%	5.0%	5.0%
Bonds	79.2%	79.2%	60.0%	60.0%	41.5%	41.5%	23.7%	23.7%	15.0%	15.0%
Cash Equivalents	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	0.0%	0.0%	0.0%	0.0%

The performance tables on the previous page indicate that all the Portfolios underperformed their respective blended benchmarks during 2013. It’s important to note that the Dow Jones U.S. Series and the blended benchmarks do not include International and Commodity investments, which are included in all five portfolios and Real Estate Investment Trusts, which are included in the Balanced, Growth and Aggressive Growth portfolios. Those asset classes, to the extent present in a particular portfolio, were detractors to relative performance since they underperformed the broader market exposures of the benchmarks.

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

The Ibbotson ETF Allocation Series Portfolios are not Exchange Traded Funds (ETFs), instead they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

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Ibbotson Conservative ETF Asset Allocation Portfolio
Statement of Investments	As of December 31, 2013

	Shares	Value
Exchange Traded Funds - 99.00%
iShares - 23.54%
iShares® TIPS Bond Fund	38,959	$4,281,594
S&P 500® Index Fund	20,267	3,762,568
S&P MidCap 400® Index Fund	9,065	1,213,260

Total iShares		9,257,422

Other - 75.46%
GreenHaven Continuous Commodity Index Fund(1)	30,725	790,861
PIMCO Enhanced Short Maturity ETF	23,145	2,344,589
SPDR® Barclays Capital High Yield Bond ETF	36,225	1,469,286
Vanguard® MSCI EAFE ETF	53,420	2,226,546
Vanguard® Short-Term Bond ETF	166,372	13,298,114
Vanguard® Total Bond Market ETF	119,408	9,551,446

Total Other		29,680,842

Total Exchange Traded Funds (Cost $37,899,314)		38,938,264

	7-Day Yield	Shares	Value
Short-Term Investments - 1.07%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.046%	420,594	$420,594

Total Short-Term Investments (Cost $420,594)			420,594

Total Investments - 100.07% (Total cost $38,319,908)			39,358,858

Liabilities in Excess of Other Assets - (0.07)%			(26,785)

Net Assets - 100.00%			$39,332,073

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*    Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2013.

#    Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.

Annual Report | December 31, 2013	7

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Statement of Investments	As of December 31, 2013

	Shares	Value
Exchange Traded Funds - 98.96%
iShares - 32.46%
iShares® TIPS Bond Fund	84,588	$9,296,221
MSCI EAFE Small Cap Index Fund	45,965	2,343,296
S&P 500® Index Fund	99,423	18,457,880
S&P MidCap 400® Index Fund	52,745	7,059,391

Total iShares		37,156,788

Other - 66.50%
GreenHaven Continuous Commodity Index Fund(1)	132,380	3,407,461
PIMCO Enhanced Short Maturity ETF	44,855	4,543,811
SPDR® Barclays Capital High Yield Bond ETF	98,085	3,978,328
Vanguard® MSCI EAFE ETF	219,075	9,131,046
Vanguard® MSCI Emerging Markets ETF	55,556	2,285,574
Vanguard® Short-Term Bond ETF	331,244	26,476,333
Vanguard® Small-Cap ETF	26,615	2,926,319
Vanguard® Total Bond Market ETF	292,068	23,362,519

Total Other		76,111,391

Total Exchange Traded Funds (Cost $103,560,029)		113,268,179

	7-Day Yield	Shares	Value
Short-Term Investments - 1.12%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.046%	1,285,288	$1,285,288

Total Short-Term Investments (Cost $1,285,288)			1,285,288

Total Investments - 100.08% (Total cost $104,845,317)			114,553,467

Liabilities in Excess of Other Assets - (0.08)%			(94,020)

Net Assets - 100.00%			$114,459,447

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*    Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2013.

#    Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.

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Ibbotson Balanced ETF Asset Allocation Portfolio
Statement of Investments	As of December 31, 2013

	Shares	Value
Exchange Traded Funds - 99.08%
iShares - 36.73%
iShares® TIPS Bond Fund	93,031	$10,224,107
MSCI EAFE Small Cap Index Fund	119,235	6,078,600
S&P 500® Index Fund	232,346	43,135,035
S&P MidCap 400® Index Fund	156,650	20,966,036

Total iShares		80,403,778

Other - 62.35%
GreenHaven Continuous Commodity Index Fund(1)	249,570	6,423,932
PIMCO Enhanced Short Maturity ETF	21,070	2,134,391
SPDR® Barclays Capital High Yield Bond ETF	172,000	6,976,320
Vanguard® MSCI EAFE ETF	589,070	24,552,438
Vanguard® MSCI Emerging Markets ETF	224,339	9,229,306
Vanguard® REIT ETF	66,193	4,273,420
Vanguard® Short-Term Bond ETF	381,245	30,472,913
Vanguard® Small-Cap ETF	109,848	12,077,787
Vanguard® Total Bond Market ETF	504,571	40,360,634

Total Other		136,501,141

Total Exchange Traded Funds (Cost $190,519,353)		216,904,919

	7-Day Yield	Shares	Value
Short-Term Investments - 1.60%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.046%	3,509,671	$3,509,671

Total Short-Term Investments (Cost $3,509,671)			3,509,671

Total Investments - 100.68% (Total cost $194,029,024)			220,414,590

Liabilities in Excess of Other Assets - (0.68)%			(1,480,735)

Net Assets - 100.00%			$218,933,855

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*    Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2013.

#    Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.

Annual Report | December 31, 2013	9

Ibbotson Growth ETF Asset Allocation Portfolio
Statement of Investments	As of December 31, 2013

	Shares	Value
Exchange Traded Funds - 100.08%
iShares - 39.84%
MSCI EAFE Small Cap Index Fund	146,180	$7,452,256
S&P 500® Index Fund	241,067	44,754,089
S&P MidCap 400® Index Fund	194,845	26,078,055

Total iShares		78,284,400

Other - 60.24%
GreenHaven Continuous Commodity Index Fund(1)	300,756	7,741,459
Vanguard® MSCI EAFE ETF	735,125	30,640,010
Vanguard® MSCI Emerging Markets ETF	312,684	12,863,820
Vanguard® REIT ETF	75,452	4,871,181
Vanguard® Short-Term Bond ETF	300,398	24,010,812
Vanguard® Small-Cap ETF	142,936	15,715,813
Vanguard® Total Bond Market ETF	281,846	22,544,862

Total Other		118,387,957

Total Exchange Traded Funds (Cost $164,789,378)		196,672,357

	7-Day Yield	Shares	Value
Short-Term Investments - 0.56%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.046%	1,097,609	$1,097,609

Total Short-Term Investments (Cost $1,097,609)			1,097,609

Total Investments - 100.64% (Total cost $165,886,987)			197,769,966

Liabilities in Excess of Other Assets - (0.64)%			(1,258,123)

Net Assets - 100.00%			$196,511,843

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*    Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2013.

#    Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.

10	www.alpsfunds.com

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Statement of Investments	As of December 31, 2013

	Shares	Value
Exchange Traded Funds - 100.07%
iShares - 41.81%
MSCI EAFE Small Cap Index Fund	64,605	$3,293,563
S&P 500® Index Fund	83,546	15,510,315
S&P MidCap 400® Index Fund	74,720	10,000,524

Total iShares		28,804,402

Other - 58.26%
GreenHaven Continuous Commodity Index Fund(1)	131,750	3,391,245
Vanguard® MSCI EAFE ETF	299,470	12,481,910
Vanguard® MSCI Emerging Markets ETF	130,707	5,377,286
Vanguard® REIT ETF	31,674	2,044,873
Vanguard® Short-Term Bond ETF	49,430	3,950,940
Vanguard® Small-Cap ETF	59,423	6,533,559
Vanguard® Total Bond Market ETF	79,406	6,351,686

Total Other		40,131,499

Total Exchange Traded Funds (Cost $57,769,718)		68,935,901

	7-Day Yield	Shares	Value
Short-Term Investments - 0.76%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.046%	523,119	$523,119

Total Short-Term Investments (Cost $523,119)			523,119

Total Investments - 100.83% (Total cost $58,292,837)			69,459,020

Liabilities in Excess of Other Assets - (0.83)%			(569,689)

Net Assets - 100.00%			$68,889,331

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*    Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2013.

#    Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

See Notes to Financial Statements.

Annual Report | December 31, 2013	11

Ibbotson ETF Allocation Series
Statements of Assets and Liabilities	December 31, 2013 (Unaudited)

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value
(Investments, at Cost, see below)	$39,358,858	$114,553,467	$220,414,590	$197,769,966	$69,459,020
Cash	7,284	17,816	30,187	16,656	4,694
Receivable for shares sold	13,506	73,423	67,942	41,073	41,102
Dividends receivable	8,665	22,300	35,397	22	8
Other assets	738	2,221	3,797	3,165	1,035
Total Assets	39,389,051	114,669,227	220,551,913	197,830,882	69,505,859

LIABILITIES:

Payable for investments purchased	–	–	1,360,255	1,110,820	514,513
Payable for shares redeemed	8,821	110,821	87,481	59,676	37,975
Payable to advisor	16,445	40,494	81,459	72,378	25,447
Payable for distribution and service fees	7,680	23,484	41,645	29,755	10,042
Payable for audit fees	18,745	19,745	19,745	19,745	18,745
Accrued expenses and other liabilities	5,287	15,236	27,473	26,665	9,806
Total Liabilities	56,978	209,780	1,618,058	1,319,039	616,528
Net Assets	$39,332,073	$114,459,447	$218,933,855	$196,511,843	$68,889,331

NET ASSETS CONSIST OF:

Paid-in capital	$37,337,138	$101,871,931	$186,820,783	$162,862,980	$56,461,318
Accumulated net investment income	419,963	1,340,409	2,782,599	2,375,676	854,188
Accumulated net realized gain/(loss) on investments	536,022	1,538,957	2,944,907	(609,792)	407,642
Net unrealized appreciation on investments	1,038,950	9,708,150	26,385,566	31,882,979	11,166,183
Net Assets	$39,332,073	$114,459,447	$218,933,855	$196,511,843	$68,889,331

Investments, at Cost	$38,319,908	$104,845,317	$194,029,024	$165,886,987	$58,292,837

PRICING OF SHARES:

Class I:
Net Assets	$3,036,663	$3,735,787	$19,383,350	$53,553,060	$20,300,813
Shares of beneficial interest outstanding	270,061	342,646	1,733,266	4,908,368	1,768,949
Net assets value, offering and redemption price per share	11.24	$10.90	$11.18	$10.91	$11.48

Class II:
Net Assets	$36,295,410	$110,723,660	$199,550,505	$142,958,783	$48,588,518
Shares of beneficial interest outstanding	3,241,310	9,770,936	17,715,957	13,279,657	4,264,302
Net assets value, offering and redemption price per share	$11.20	$11.33	$11.26	$10.77	$11.39

See Notes to Financial Statements.

12	www.alpsfunds.com

Ibbotson ETF Allocation Series
Statements of Operations	For the Year Ended December 31, 2013

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

INVESTMENT INCOME:
Dividends	$717,838	$2,240,671	$4,281,432	$3,572,693	$1,251,517
Total Investment Income	717,838	2,240,671	4,281,432	3,572,693	1,251,517

EXPENSES:
Investment advisor fee	175,757	522,534	922,169	787,979	263,849
12b-1 fees:
Class II	90,675	283,958	474,629	329,720	107,588
Custodian fees	6,867	14,886	23,703	20,310	9,270
Legal fees	3,868	9,784	20,141	16,693	4,298
Audit fees	17,492	18,492	18,492	18,492	17,492
Trustees’ fees and expenses	6,122	18,182	31,798	27,027	9,056
Report to shareholder fees	3,889	15,149	27,404	25,285	8,344
Registration fees	417	–	2,129	363	300
Other expenses	11,753	20,024	28,949	25,907	13,654
Total expenses before waiver/reimbursements	316,840	903,009	1,549,414	1,251,776	433,851
Less fees waived/ reimbursed by investment advisor
Class I	(1,455)	(86)	–	–	(4,139)
Class II	(17,515)	(2,661)	–	–	(10,659)
Total Net Expenses	297,870	900,262	1,549,414	1,251,776	419,053
Net Investment Income	419,968	1,340,409	2,732,018	2,320,917	832,464

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	667,027	1,945,305	3,592,851	1,943,541	732,762
Long-term capital gain distributions from other investment companies	61,258	134,392	173,550	111,913	23,184
Net change in unrealized appreciation/(depreciation) on investments	(141,406)	4,781,473	16,496,038	22,648,236	8,383,216
Net Realized and Unrealized Gain on Investments	586,879	6,861,170	20,262,439	24,703,690	9,139,162
Net Increase in Net Assets Resulting from Operations	$1,006,847	$8,201,579	$22,994,457	$27,024,607	$9,971,626

See Notes to Financial Statements.

Annual Report | December 31, 2013	13

Ibbotson Conservative ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

OPERATIONS:

Net investment income	$419,968	$513,296
Net realized gain on investments	667,027	409,998
Long-term capital gain distributions from other investment companies	61,258	–
Net change in unrealized appreciation/(depreciation) on investments	(141,406)	746,525
Net increase in net assets resulting from operations	1,006,847	1,669,819

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(46,269)	(45,986)
Class II	(466,524)	(475,854)
From net realized gain on investments
Class I	(36,839)	(54,816)
Class II	(433,280)	(643,417)
Total distributions	(982,912)	(1,220,073)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	958,305	1,558,271
Issued to shareholders in reinvestment of distributions	83,108	100,802
Cost of shares redeemed	(1,043,977)	(1,170,922)
Net increase/(decrease) from share transactions	(2,564)	488,151
Class II
Proceeds from sale of shares	12,614,166	13,709,250
Issued to shareholders in reinvestment of distributions	899,805	1,119,271
Cost of shares redeemed	(13,192,034)	(6,742,001)
Net increase from share transactions	321,937	8,086,520

Net increase in net assets	343,308	9,024,417

NET ASSETS:

Beginning of year	38,988,765	29,964,348
End of year*	$39,332,073	$38,988,765

*Includes accumulated net investment income of:	$419,963	$513,256

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Ibbotson Conservative ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

OTHER INFORMATION - SHARES:

Class I
Sold	84,121	137,580
Reinvested	7,421	8,984
Redeemed	(91,759)	(103,220)
Net increase/(decrease) in shares outstanding	(217)	43,344

Class II
Sold	1,113,228	1,210,802
Reinvested	80,699	100,114
Redeemed	(1,162,175)	(597,141)
Net increase in shares outstanding	31,752	713,775

See Notes to Financial Statements.

Annual Report | December 31, 2013	15

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

OPERATIONS:

Net investment income	$1,340,409	$1,642,850
Net realized gain on investments	1,945,305	969,279
Long-term capital gain distributions from other investment companies	134,392	–
Net change in unrealized appreciation on investments	4,781,473	5,224,228
Net increase in net assets resulting from operations	8,201,579	7,836,357

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(63,346)	(58,860)
Class II	(1,577,262)	(1,674,780)
From net realized gain on investments
Class I	(34,607)	(98,210)
Class II	(999,991)	(3,137,760)
Total distributions	(2,675,206)	(4,969,610)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,194,114	1,286,479
Issued to shareholders in reinvestment of distributions	97,953	157,070
Cost of shares redeemed	(1,021,988)	(363,640)
Net increase from share transactions	270,079	1,079,909
Class II
Proceeds from sale of shares	26,382,347	25,461,019
Issued to shareholders in reinvestment of distributions	2,577,253	4,812,540
Cost of shares redeemed	(33,019,015)	(17,732,793)
Net increase/(decrease) from share transactions	(4,059,415)	12,540,766

Net increase in net assets	1,737,037	16,487,422

NET ASSETS:
Beginning of year	112,722,410	96,234,988
End of year*	$114,459,447	$112,722,410

*Includes accumulated net investment income of:	$1,340,409	$1,642,722

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Ibbotson Income and Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

OTHER INFORMATION - SHARES:

Class I
Sold	111,089	121,343
Reinvested	9,095	15,161
Redeemed	(95,910)	(34,353)
Net increase in shares outstanding	24,274	102,151

Class II
Sold	2,366,446	2,322,904
Reinvested	230,112	447,262
Redeemed	(2,944,272)	(1,620,841)
Net increase/(decrease) in shares outstanding	(347,714)	1,149,325

See Notes to Financial Statements.

Annual Report | December 31, 2013	17

Ibbotson Balanced ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

OPERATIONS:

Net investment income	$2,732,018	$2,970,347
Net realized gain on investments	3,592,851	1,992,729
Long-term capital gain distributions from other investment companies	173,550	–
Net change in unrealized appreciation on investments	16,496,038	12,616,499
Net increase in net assets resulting from operations	22,994,457	17,579,575

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(299,164)	(226,012)
Class II	(2,659,764)	(2,536,328)
From net realized gain on investments
Class I	(100,545)	(572,829)
Class II	(1,030,403)	(7,295,927)
Total distributions	(4,089,876)	(10,631,096)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	5,195,297	5,321,534
Issued to shareholders in reinvestment of distributions	399,709	798,841
Cost of shares redeemed	(1,588,973)	(1,034,008)
Net increase from share transactions	4,006,033	5,086,367
Class II
Proceeds from sale of shares	47,393,747	42,329,574
Issued to shareholders in reinvestment of distributions	3,690,167	9,832,256
Cost of shares redeemed	(46,305,023)	(27,533,571)
Net increase from share transactions	4,778,891	24,628,259

Net increase in net assets	27,689,505	36,663,105

NET ASSETS:

Beginning of year	191,244,350	154,581,245
End of year*	$218,933,855	$191,244,350

*Includes accumulated net investment income of:	$2,782,599	$3,013,108

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Ibbotson Balanced ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
OTHER INFORMATION - SHARES:

Class I
Sold	481,881	518,061
Reinvested	36,436	79,172
Redeemed	(146,075)	(99,611)
Net increase in shares outstanding	372,242	497,622

Class II
Sold	4,354,751	4,071,844
Reinvested	333,952	967,742
Redeemed	(4,262,464)	(2,646,986)
Net increase in shares outstanding	426,239	2,392,600

See Notes to Financial Statements.

Annual Report | December 31, 2013	19

Ibbotson Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

OPERATIONS:

Net investment income	$2,320,917	$2,278,426
Net realized gain on investments	1,943,541	1,738,568
Long-term capital gain distributions from other investment companies	111,913	–
Net change in unrealized appreciation on investments	22,648,236	13,727,917
Net increase in net assets resulting from operations	27,024,607	17,744,911

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(681,051)	(528,397)
Class II	(1,592,119)	(1,470,324)
From net realized gain on investments
Class I	(62,819)	(2,648,209)
Class II	(173,341)	(8,713,223)
Total distributions	(2,509,330)	(13,360,153)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	11,344,661	8,727,459
Issued to shareholders in reinvestment of distributions	743,870	3,176,606
Cost of shares redeemed	(2,193,522)	(1,738,916)
Net increase from share transactions	9,895,009	10,165,149
Class II
Proceeds from sale of shares	27,733,171	22,299,414
Issued to shareholders in reinvestment of distributions	1,765,460	10,183,547
Cost of shares redeemed	(25,372,948)	(22,797,651)
Net increase from share transactions	4,125,683	9,685,310

Net increase in net assets	38,535,969	24,235,217

NET ASSETS:

Beginning of year	157,975,874	133,740,657
End of year*	$196,511,843	$157,975,874

*Includes accumulated net investment income of:	$2,375,676	$2,331,764

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Ibbotson Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

OTHER INFORMATION - SHARES:

Class I
Sold	1,102,395	888,949
Reinvested	69,978	339,381
Redeemed	(209,088)	(176,051)
Net increase in shares outstanding	963,285	1,052,279

Class II
Sold	2,732,304	2,305,473
Reinvested	168,300	1,102,115
Redeemed	(2,502,051)	(2,351,141)
Net increase in shares outstanding	398,553	1,056,447

See Notes to Financial Statements.

Annual Report | December 31, 2013	21

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

OPERATIONS:

Net investment income	$832,464	$749,075
Net realized gain on investments	732,762	484,505
Long-term capital gain distributions from other investment companies	23,184	–
Net change in unrealized appreciation on investments	8,383,216	4,910,501
Net increase in net assets resulting from operations	9,971,626	6,144,081

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(243,081)	(172,199)
Class II	(502,572)	(428,371)
From net realized gain on investments
Class I	(141,791)	(2,097)
Class II	(343,132)	(6,123)
Total distributions	(1,230,576)	(608,790)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	5,233,375	3,564,530
Issued to shareholders in reinvestment of distributions	384,872	174,296
Cost of shares redeemed	(994,997)	(694,534)
Net increase from share transactions	4,623,250	3,044,292
Class II
Proceeds from sale of shares	11,351,353	7,787,699
Issued to shareholders in reinvestment of distributions	845,704	434,494
Cost of shares redeemed	(8,478,532)	(7,485,309)
Net increase from share transactions	3,718,525	736,884

Net increase in net assets	17,082,825	9,316,467

NET ASSETS:

Beginning of year	51,806,506	42,490,039
End of year*	$68,889,331	$51,806,506

*Includes accumulated net investment income of:	$854,188	$768,926

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Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

OTHER INFORMATION - SHARES:

Class I
Sold	485,361	375,638
Reinvested	34,549	17,895
Redeemed	(92,440)	(73,730)
Net increase in shares outstanding	427,470	319,803

Class II
Sold	1,059,456	825,075
Reinvested	76,465	44,886
Redeemed	(797,710)	(801,765)
Net increase in shares outstanding	338,211	68,196

See Notes to Financial Statements.

Annual Report | December 31, 2013	23

Ibbotson Conservative ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.24	$11.03	$11.09	$10.54	$9.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/ reimbursements(1)	0.15	0.20	0.26	0.23	0.26
Net realized and unrealized gain on investments	0.16	0.40	0.11	0.47	0.56
Total income from investment operations	0.31	0.60	0.37	0.70	0.82

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/ reimbursements	(0.17)	(0.18)	(0.16)	(0.14)	(0.06)
From net realized gain	(0.14)	(0.21)	(0.27)	(0.01)	(0.01)
Total distributions	(0.31)	(0.39)	(0.43)	(0.15)	(0.07)
Net increase/(decrease) in net asset value	–	0.21	(0.06)	0.55	0.75
Net asset value - end of period	$11.24	$11.24	$11.03	$11.09	$10.54

Total Return*	2.77%	5.48%	3.42%	6.67%	8.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$3,037	$3,039	$2,504	$2,314	$1,501
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.58%	0.60%	0.63%	0.74%	0.95%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.51%	0.48%	0.48%
Net investment income after waiver/ reimbursements	1.29%	1.75%	2.31%	2.12%	2.63%
Portfolio turnover rate	19%	22%	39%	34%	31%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

24	www.alpsfunds.com

Ibbotson Conservative ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.20	$11.00	$11.07	$10.53	$9.81
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/ reimbursements(1)	0.12	0.17	0.24	0.20	0.24
Net realized and unrealized gain on investments	0.17	0.40	0.10	0.48	0.55
Total income from investment operations	0.29	0.57	0.34	0.68	0.79

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/ reimbursements	(0.15)	(0.16)	(0.14)	(0.13)	(0.06)
From net realized gain	(0.14)	(0.21)	(0.27)	(0.01)	(0.01)
Total distributions	(0.29)	(0.37)	(0.41)	(0.14)	(0.07)
Net increase/(decrease) in net asset value	–	0.20	(0.07)	0.54	0.72
Net asset value - end of period	$11.20	$11.20	$11.00	$11.07	$10.53

Total Return*	2.56%	5.21%	3.14%	6.48%	8.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$36,295	$35,950	$27,460	$19,488	$14,744
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.83%	0.85%	0.88%	0.99%	1.20%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.77%	0.73%	0.73%
Net investment income after waiver/ reimbursements	1.05%	1.53%	2.10%	1.88%	2.39%
Portfolio turnover rate	19%	22%	39%	34%	31%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

Annual Report | December 31, 2013	25

Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.41	$10.11	$10.25	$9.46	$8.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/ reimbursements(1)	0.15	0.20	0.23	0.22	0.23
Net realized and unrealized gain/(loss) on investments	0.63	0.63	(0.09)	0.63	0.93
Total income from investment operations	0.78	0.83	0.14	0.85	1.16

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.19)	(0.20)	(0.11)	(0.06)	(0.10)
From net realized gain	(0.10)	(0.33)	(0.17)	–	(0.01)
Total distributions	(0.29)	(0.53)	(0.28)	(0.06)	(0.11)
Net increase/(decrease) in net asset value	0.49	0.30	(0.14)	0.79	1.05
Net asset value - end of period	$10.90	$10.41	$10.11	$10.25	$9.46

Total Return*	7.58%	8.18%	1.37%	9.04%	13.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$3,736	$3,315	$2,186	$1,701	$776
Ratios to average net assets:
Total expenses before waiver/ reimbursements	0.53%	0.52%	0.55%	0.66%	0.82%
Net expenses after waiver/reimbursements	0.53%	0.52%	0.51%	0.48%	0.48%
Net investment income after waiver/ reimbursements	1.39%	1.90%	2.25%	2.22%	2.59%
Portfolio turnover rate	12%	19%	45%	31%	28%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

26	www.alpsfunds.com

Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.81	$10.49	$10.64	$9.82	$8.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/ reimbursements(1)	0.13	0.17	0.21	0.24	0.21
Net realized and unrealized gain/(loss) on investments	0.65	0.66	(0.10)	0.63	0.95
Total income from investment operations	0.78	0.83	0.11	0.87	1.16

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.16)	(0.18)	(0.09)	(0.05)	(0.06)
From net realized gain	(0.10)	(0.33)	(0.17)	–	(0.01)
Total distributions	(0.26)	(0.51)	(0.26)	(0.05)	(0.07)
Net increase/(decrease) in net asset value	0.52	0.32	(0.15)	0.82	1.09
Net asset value - end of period	$11.33	$10.81	$10.49	$10.64	$9.82

Total Return*	7.33%	7.87%	1.08%	8.88%	13.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$110,724	$109,407	$94,049	$76,487	$23,595
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78%	0.77%	0.80%	0.90%	1.06%
Net expenses after waiver/reimbursements	0.78%	0.77%	0.77%	0.73%	0.73%
Net investment income after waiver/ reimbursements	1.14%	1.57%	1.98%	2.39%	2.33%
Portfolio turnover rate	12%	19%	45%	31%	28%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

Annual Report | December 31, 2013	27

Ibbotson Balanced ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.18	$9.74	$10.08	$9.08	$7.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/ reimbursements(1)	0.17	0.21	0.22	0.21	0.20
Net realized and unrealized gain/(loss) on investments	1.07	0.86	(0.28)	0.86	1.31
Total income/(loss) from investment operations	1.24	1.07	(0.06)	1.07	1.51

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.18)	(0.18)	(0.12)	(0.07)	(0.07)
From net realized gain	(0.06)	(0.45)	(0.16)	–	(0.01)
Total distributions	(0.24)	(0.63)	(0.28)	(0.07)	(0.08)
Net increase/(decrease) in net asset value	1.00	0.44	(0.34)	1.00	1.43
Net asset value - end of period	$11.18	$10.18	$9.74	$10.08	$9.08

Total Return*	12.19%	11.00%	(0.56)%	11.85%	19.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$19,383	$13,860	$8,406	$6,270	$3,366
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52%	0.51%	0.53%	0.60%	0.68%
Net expenses after waiver/reimbursements	0.52%	0.51%	0.52%	0.48%	0.48%
Net investment income after waiver/ reimbursements	1.59%	2.06%	2.19%	2.18%	2.45%
Portfolio turnover rate	11%	18%	51%	32%	26%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

28	www.alpsfunds.com

Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.26	$9.81	$10.17	$9.17	$7.73
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/ reimbursements(1)	0.14	0.18	0.19	0.20	0.18
Net realized and unrealized gain/(loss) on investments	1.07	0.88	(0.29)	0.87	1.33
Total income/(loss) from investment operations	1.21	1.06	(0.10)	1.07	1.51

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.15)	(0.16)	(0.10)	(0.07)	(0.06)
From net realized gain	(0.06)	(0.45)	(0.16)	–	(0.01)
Total distributions	(0.21)	(0.61)	(0.26)	(0.07)	(0.07)
Net increase/(decrease) in net asset value	1.00	0.45	(0.36)	1.00	1.44
Net asset value - end of period	$11.26	$10.26	$9.81	$10.17	$9.17

Total Return*	11.86%	10.81%	(0.89)%	11.63%	19.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$199,551	$177,384	$146,175	$116,197	$52,023
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77%	0.76%	0.78%	0.84%	0.92%
Net expenses after waiver/reimbursements	0.77%	0.76%	0.77%	0.73%	0.73%
Net investment income after waiver/ reimbursements	1.30%	1.68%	1.89%	2.13%	2.20%
Portfolio turnover rate	11%	18%	51%	32%	26%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

Annual Report | December 31, 2013	29

Ibbotson Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.48	$9.17	$9.75	$8.60	$6.93
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/ reimbursements(1)	0.16	0.18	0.18	0.19	0.17
Net realized and unrealized gain/(loss) on investments	1.42	1.02	(0.53)	1.03	1.56
Total income/(loss) from investment operations	1.58	1.20	(0.35)	1.22	1.73

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.14)	(0.15)	(0.12)	(0.07)	(0.06)
From net realized gain	(0.01)	(0.74)	(0.11)	–	(0.00	)(2)
Total distributions	(0.15)	(0.89)	(0.23)	(0.07)	(0.06)
Net increase/(decrease) in net asset value	1.43	0.31	(0.58)	1.15	1.67
Net asset value - end of period	$10.91	$9.48	$9.17	$9.75	$8.60

Total Return*	16.78%	13.24%	(3.50)%	14.19%	24.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$53,553	$37,403	$26,531	$20,472	$10,993
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52%	0.52%	0.54%	0.60%	0.66%
Net expenses after waiver/reimbursements	0.52%	0.52%	0.51%	0.48%	0.48%
Net investment income after waiver/ reimbursements	1.53%	1.84%	1.85%	2.15%	2.31%
Portfolio turnover rate	6%	19%	52%	40%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.

30	www.alpsfunds.com

Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.36	$9.07	$9.65	$8.53	$6.89
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/ reimbursements(1)	0.12	0.14	0.14	0.19	0.15
Net realized and unrealized gain/(loss) on investments	1.42	1.02	(0.50)	0.99	1.55
Total income/(loss) from investment operations	1.54	1.16	(0.36)	1.18	1.70

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.12)	(0.13)	(0.11)	(0.06)	(0.06)
From net realized gain	(0.01)	(0.74)	(0.11)	–	(0.00	)(2)
Total distributions	(0.13)	(0.87)	(0.22)	(0.06)	(0.06)
Net increase/(decrease) in net asset value	1.41	0.29	(0.58)	1.12	1.64
Net asset value - end of period	$10.77	$9.36	$9.07	$9.65	$8.53

Total Return*	16.54%	12.92%	(3.68)%	13.86%	24.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$142,959	$120,573	$107,209	$103,552	$48,232
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77%	0.77%	0.79%	0.84%	0.91%
Net expenses after waiver/reimbursements	0.77%	0.77%	0.76%	0.73%	0.73%
Net investment income after waiver/ reimbursements	1.23%	1.47%	1.47%	2.14%	2.03%
Portfolio turnover rate	6%	19%	52%	40%	19%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.

Annual Report | December 31, 2013	31

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.88	$8.75		$9.31	$8.09	$6.36
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/ reimbursements(1)	0.18	0.18		0.17	0.19	0.16
Net realized and unrealized gain/(loss) on investments	1.64	1.08		(0.62)	1.07	1.60
Total income/(loss) from investment operations	1.82	1.26		(0.45)	1.26	1.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/ reimbursements	(0.14)	(0.13)		(0.11)	(0.04)	(0.03)
From net realized gain	(0.08)	(0.00	)(2)	–	–	(0.00	)(2)
Total distributions	(0.22)	(0.13)		(0.11)	(0.04)	(0.03)
Net increase/(decrease) in net asset value	1.60	1.13		(0.56)	1.22	1.73
Net asset value - end of period	$11.48	$9.88		$8.75	$9.31	$8.09

Total Return*	18.53%	14.46%		(4.85)%	15.58%	27.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$20,301	$13,256		$8,937	$6,745	$3,462
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.55%	0.57%		0.60%	0.82%	1.28%
Net expenses after waiver/reimbursements	0.52%	0.53%		0.51%	0.48%	0.48%
Net investment income after waiver/ reimbursements	1.63%	1.91%		1.81%	2.27%	2.28%
Portfolio turnover rate	8%	23%		43%	77%	27%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.

32	www.alpsfunds.com

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.82	$8.70		$9.26	$8.06	$6.38
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/ reimbursements(1)	0.14	0.14		0.13	0.31	0.13
Net realized and unrealized gain/ (loss) on investments	1.63	1.09		(0.60)	0.92	1.61
Total income/(loss) from investment operations	1.77	1.23		(0.47)	1.23	1.74

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/ reimbursements	(0.12)	(0.11)		(0.09)	(0.03)	(0.06)
From net realized gain	(0.08)	(0.00	)(2)	–	–	(0.00	)(2)
Total distributions	(0.20)	(0.11)		(0.09)	(0.03)	(0.06)
Net increase/(decrease) in net asset value	1.57	1.12		(0. 56)	1.20	1.68
Net asset value - end of period	$11. 39	$9.82		$8.70	$9.26	$8.06

Total Return*	18.12%	14.20%		(5.04)%	15.21%	27.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$48,589	$38,551		$33,554	$32,250	$5,823
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.80%	0.82%		0.84%	1.03%	1.55%
Net expenses after waiver/reimbursements	0.77%	0.78%		0.76%	0.73%	0.73%
Net investment income after waiver/ reimbursements	1.31%	1.51%		1.45%	3.66%	1.89%
Portfolio turnover rate	8%	23%		43%	77%	27%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.

Annual Report | December 31, 2013	33

ALPS | Alerian Energy Infrastucture Portfolio
Performance Overview	December 31, 2013 (Unaudited)

Fund Description

The ALPS | Alerian Energy Infrastructure Portfolio (the “Portfolio”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “Index”).

The Portfolio employs a “passive management” – or indexing –investment approach designed to track the performance of the Index. Developed by Alerian, the Index is intended to give investors a means of tracking the overall performance of the North American Energy Infrastructure sector. North American Energy Infrastructure sector companies own and operate assets that are used in the energy sector to provide the link between the source of energy (where it is produced) and the end user (where it is consumed).

The Index is comprised of equity securities of issuers headquartered or incorporated in the United States and Canada, such as Master Limited Partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, and Energy Infrastructure Companies.

Portfolio Commentary

During the period of May 1, 2013 to December 31, 2013, the ALPS Alerian Energy Infrastructure Portfolio’s Class I Shares delivered a net return of 7.60% (Class III delivered a net return of 7.20%).

Performance of the Fund’s holdings during this period were impacted both by the Federal Reserve’s May announcement to taper its bond buying program as well as uncertainty in the months following as to when tapering would actually begin. Expectations for rising rates disproportionately impacted income-oriented equities such as energy infrastructure companies, MLPs, REITs and utilities during this period. However, the distribution growth element of the Fund’s holdings as well as investors becoming more comfortable with valuations mitigated most of the impact.

For most of the 20th century, Russia and the Middle East were the world’s energy superpowers, but North America is well on its way to altering that status quo. Hydrocarbon reserves in the United States, previously deemed unrecoverable, are now economic to drill thanks to the widespread application of horizontal drilling and hydraulic fracturing.

The dramatic increase in production needs to be connected to ever-increasing worldwide demand, requiring the build-out of energy infrastructure. The Interstate Natural Gas Association of America (INGAA) produced a study in 2011 indicating that North America would need $251.1 billion of energy infrastructure investment through 2035. As a result, the US and Canadian energy economies are becoming more integrated. The energy infrastructure assets, including pipelines, storage facilities, and processing plants, owned by the constituents in the Alerian Energy Infrastructure Index (AMEI) are the means by which the reserves and production in supply basins make their way to demand centers.

With toll-road business models anchored by inflation-indexed tariff increases and billions of dollars of infrastructure opportunities over the next few decades, energy infrastructure companies continue to represent a compelling investment opportunity for investors.

ALPS | ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO PERFORMANCE | AS OF DECEMBER 31, 2013

			Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/13
	Six Months	Since Inception (5/01/13)[1]	Gross	Net†
ALPS | Alerian Energy Infrastructure Portfolio Class I	12.79%	7.60%	0.80%	0.80%
ALPS | Alerian Energy Infrastructure Portfolio Class lll	12.37%	7.20%	1.30%	1.30%
Alerian Energy Infrastructure Index[2]	13.72%	8.80%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

[1]	The Fund commenced operations on May 1, 2013. Total return for a period of less than one year is not annualized.

34	www.alpsfunds.com

ALPS | Alerian Energy Infrastucture Portfolio
Performance Overview (continued)	December 31, 2013 (Unaudited)

[2]

The Alerian Energy Infrastructure Index is a composite of 30 core energy infrastructure companies in North America. The index constituents engage in the transportation, storage, and processing of natural resources. An investor cannot invest directly in an index.

†

Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2013. The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding Distribution (12b-1) and/or Shareholder Service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.80% of either Class I or Class III shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

If an MLP in the portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the fund which could result in a reduction of the fund’s value.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Fund.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor, Inc. ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Alerian.

The views and information discussed in this commentary are as of the date of publication, and are subject to change. The views expressed are those of the Investment Advisor. They represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice.

Annual Report | December 31, 2013	35

ALPS | Alerian Energy Infrastucture Portfolio
Performance Overview (continued)	December 31, 2013 (Unaudited)

Top 10 Holdings* (as of December 31, 2013)

Enbridge, Inc.	5.0%
TransCanada Corp.	4.9%
Targa Resources Corp.	4.5%
Plains GP Holdings LP, Class A	4.5%
SemGroup Corp., Class A	4.4%
Kinder Morgan, Inc.	4.4%
The Williams Cos., Inc.	4.3%
Spectra Energy Corp.	4.3%
ONEOK, Inc.	4.2%
Enterprise Products Partners LP	3.6%
Percent of Total Investments in Top Ten Holdings:	44.1%

*	% of Total Investments.

Holdings	are subject to change.

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2013). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of December 31, 2013)

ALPS | Alerian Energy Infrastructure Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graph and table on pages 34 and 36 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

36	www.alpsfunds.com

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Investments	As of December 31, 2013

	Shares	Value
Canadian Infrastructure - 19.92%
AltaGas, Ltd.	14,804	$568,189
Emera, Inc.	19,631	564,952
Gibson Energy, Inc.	22,022	568,042
Inter Pipeline, Ltd.	22,675	551,372
Keyera Corp.	9,170	551,883
Pembina Pipeline Corp.	16,712	588,716
Veresen, Inc.	40,944	550,032

Total Canadian Infrastructure
(Cost $3,784,780)		3,943,186

Canadian Master Limited Partnership Affiliate - 9.94%
Enbridge, Inc.	22,773	994,959
TransCanada Corp.	21,316	974,044

Total Canadian Master Limited Partnership Affiliate
(Cost $1,937,337)		1,969,003

Master Limited Partnership - 24.85%
Boardwalk Pipeline Partners LP	27,034	689,908
Buckeye Partners LP	10,059	714,289
Energy Transfer Partners LP	12,539	717,858
Enterprise Products Partners LP	10,848	719,222
Magellan Midstream Partners LP	11,136	704,575
MarkWest Energy Partners LP	10,280	679,816
Western Gas Partners LP	11,255	694,321

Total Master Limited Partnership
(Cost $4,799,183)		4,919,989

	Shares	Value
U.S. Infrastructure - 14.41%
Atmos Energy Corp.	8,960	$406,963
CenterPoint Energy, Inc.	17,311	401,269
Dominion Resources, Inc.	6,277	406,059
New Jersey Resources Corp.	8,876	410,426
NiSource, Inc.	12,813	421,292
OGE Energy Corp.	11,831	401,071
Questar Corp.	17,628	405,268

Total U.S. Infrastructure
(Cost $2,789,697)		2,852,348

U.S. Master Limited Partnership Affiliate - 30.66%
Kinder Morgan, Inc.	24,135	868,860
ONEOK, Inc.	13,552	842,663
Plains GP Holdings LP, Class A(1)	33,214	889,139
SemGroup Corp., Class A	13,344	870,429
Spectra Energy Corp.	23,801	847,792
Targa Resources Corp.	10,108	891,222
The Williams Cos., Inc.	22,335	861,461

Total U.S. Master Limited Partnership Affiliate
(Cost $5,492,897)		6,071,566

	7-Day Yield	Shares	Value
Short Term Investments - 0.87%
Morgan Stanley Institutional Liquidity Fund) - Prime Portfolio	0.046%	172,530	$172,530

Total Short Term Investments
(Cost $172,530)			172,530

Total Investments - 100.65%
(Total cost $18,976,424)			19,928,622
Liabilities in Excess of Other Assets - (0.65)%			(127,873)

Net Assets - 100.00%			$19,800,749

(1)	Non-income producing security.

Allocation# as a percentage of total Investments (Unaudited)

.

#	Percentages do not include any cash or cash equivalents. Future holdings are subject to change

See Notes to Financial Statements.

Annual Report | December 31, 2013	37

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Assets and Liabilities	December 31, 2013

ALPS | Alerian Energy Infrastructure Portfolio
ASSETS:

Investments, at value (Investments, at Cost, see below)	$19,928,622
Foreign currency, at value (Cost $46,374)	46,508
Receivable for shares sold	63,856
Dividends receivable	25,349
Other assets	976
Total Assets	20,065,311

LIABILITIES:

Payable for investments purchased	207,127
Payable for shares redeemed	1,186
Payable to advisor	3,765
Payable for distribution and service fees	12,967
Payable for audit fees	16,470
Accrued expenses and other liabilities	23,047
Total Liabilities	264,562
Net Assets	$19,800,749

NET ASSETS CONSIST OF:

Paid-in capital	$18,304,578
Accumulated net investment income	76,342
Accumulated net realized gain on investments and foreign currency transactions	467,660
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	952,169
Net Assets	$19,800,749

Investments, at Cost	$18,976,424

PRICING OF SHARES:

Class I:
Net Assets	$151,244
Shares of beneficial interest outstanding	14,059
Net assets value, offering and redemption price per share	$10.76

Class III:
Net Assets	$19,649,505
Shares of beneficial interest outstanding	1,832,282
Net assets value, offering and redemption price per share	$10.72

See Notes to Financial Statements.

38	www.alpsfunds.com

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Operations	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013

ALPS | Alerian Energy Infrastructure Portfolio

INVESTMENT INCOME:
Dividends (Net of withholding taxes of $18,561)	$225,111
Total Investment Income	225,111

EXPENSES:
Investment advisor fee	45,514
12b-1 fees:
Class III	16,025
Shareholder servicing fees:
Class III	16,025
Custodian fees	37,063
Legal fees	544
Audit fees	16,470
Offering costs	2,046
Trustees’ fees and expenses	750
Report to shareholder fees	5,273
Registration fees	2,365
Other expenses	2,834
Total expenses before waiver/reimbursements	144,909
Less fees waived/reimbursed by investment advisor
Class I	(2,126)
Class III	(58,717)
Total Net Expenses	84,066
Net Investment Income	141,045

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	410,091
Foreign currency transactions	(9,137)
Net change in unrealized appreciation/(depreciation) on:
Investments	952,198
Translation of assets and liabilities denominated in foreign currencies	(29)
Net Realized and Unrealized Gain on Investments	1,353,123
Net Increase in Net Assets Resulting from Operations	$1,494,168

See Notes to Financial Statements.

Annual Report | December 31, 2013	39

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Changes in Net Assets

For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013

OPERATIONS:

Net investment income	$141,045
Net realized gain on investments and foreign currency transactions	400,954
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	952,169
Net increase in net assets resulting from operations	1,494,168

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	140,363
Cost of shares redeemed	(52)
Net increase from share transactions	140,311
Class III
Proceeds from sale of shares	18,445,268
Cost of shares redeemed	(278,998)
Net increase from share transactions	18,166,270

Net increase in net assets	19,800,749

NET ASSETS:

Beginning of year	–
End of year*	$19,800,749

*Includes accumulated net investment income of:	$76,342

OTHER INFORMATION - SHARES:

Class I
Sold	14,064
Redeemed	(5)
Net increase in shares outstanding	14,059
Class III
Sold	1,859,960
Redeemed	(27,678)
Net increase in shares outstanding	1,832,282

See Notes to Financial Statements.

40	www.alpsfunds.com

ALPS | Alerian Energy Infrastructure Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.18
Net realized and unrealized gain on investments	0.58
Total income from investment operations	0.76

Net increase in net asset value	0.76
Net asset value - end of period	$10.76

Total Return*	7.60	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$151
Ratios to average net assets:
Total expenses before waiver/reimbursements	3.11	%(3)
Net expenses after waiver/reimbursements	0.80	%(3)
Net investment income after waiver/ reimbursements	2.67	%(3)
Portfolio turnover rate	26	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

Annual Report | December 31, 2013	41

ALPS | Alerian Energy Infrastructure Portfolio – Class III
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.14
Net realized and unrealized gain on investments	0.58
Total income from investment operations	0.72

Net increase in net asset value	0.72
Net asset value - end of period	$10.72

Total Return*	7.20	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$19,650
Ratios to average net assets:
Total expenses before waiver/reimbursements	2.22	%(3)
Net expenses after waiver/reimbursements	1.30	%(3)
Net investment income after waiver/ reimbursements	2.16	%(3)
Portfolio turnover rate	26	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

42	www.alpsfunds.com

ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2013

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) (prior to April 30, 2013, known as the Financial Investors Variable Insurance Trust) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the following six series of the Trust: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio and ALPS | Alerian Energy Infrastructure Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”). The ALPS | Alerian Energy Infrastructure Portfolio commenced operations on May 1, 2013.

Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio offers Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees, and distribution and/or service fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and service fees, if applicable.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including exchange-traded funds and exchange-traded notes for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

The Portfolios’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Advisor using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions. There can be no assurance, however, that a fair valuation used by a Portfolio on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. The value assigned to fair-valued securities for purposes of calculating a Portfolio’s net asset value may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their net asset values. A Portfolio may change the time at which orders are priced if the exchange closes at a different time or an emergency exists. With respect

Annual Report | December 31, 2013	43

ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2013

to any portion of an Ibbotson Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the Ibbotson Portfolios net asset value is calculated based upon the official closing price on the exchange of the those underlying ETFs in which the Ibbotson Portfolios invest, and the prospectuses for those underlying ETFs explain the circumstances under which those underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities and exchange traded funds for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

44	www.alpsfunds.com

ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2013

The following is a summary of the inputs used to value each Portfolio’s investments as of December 31, 2013:

Ibbotson Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$38,938,264	$–	$–	$38,938,264
Short-Term Investments	420,594	–	–	420,594

Total	$39,358,858	$–	$–	$39,358,858

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$113,268,179	$–	$–	$113,268,179
Short-Term Investments	1,285,288	–	–	1,285,288

Total	$114,553,467	$–	$–	$114,553,467

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$216,904,919	$–	$–	$216,904,919
Short-Term Investments	3,509,671	–	–	3,509,671

Total	$220,414,590	$–	$–	$220,414,590

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$196,672,357	$–	$–	$196,672,357
Short-Term Investments	1,097,609	–	–	1,097,609

Total	$197,769,966	$–	$–	$197,769,966

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$68,935,901	$–	$–	$68,935,901
Short-Term Investments	523,119	–	–	523,119

Total	$69,459,020	$–	$–	$69,459,020

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Canadian Infrastructure	$3,943,186	$–	$–	$3,943,186
Canadian Master Limited Partnership Affiliate	1,969,003	–	–	1,969,003
Master Limited Partnership	4,919,989	–	–	4,919,989
U.S. Infrastructure	2,852,348	–	–	2,852,348
U.S. Master Limited Partnership Affiliate	6,071,566	–	–	6,071,566
Short-Term Investments	172,530	–	–	172,530

Total	$19,928,622	$–	$–	$19,928,622

Annual Report | December 31, 2013	45

ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2013

The Portfolios recognize transfers between levels as of the end of the period. For the year or period ended December 31, 2013, there were no transfers between Level 1 and Level 2 securities. For the year or period ended December 31, 2013, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the year or period ended December 31, 2013, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The ALPS | Alerian Energy Infrastructure Portfolio’s inception date was May 1, 2013, therefore no tax returns have been filed.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated.

There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): The ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in MLPs, which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio invests in securities of non-U.S. issuers (including Canadian issuers) which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

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ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2013

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

3. FEDERAL TAXES AND TAX BASIS INFORMATION

As of December 31, 2013, the Portfolios most recent year end, the component of distributable earnings on a tax basis were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	ALPS | Alerian Energy Infrastructure Portfolio

Undistributed Ordinary Income	$420,932	$1,340,409	$2,782,599	$2,375,676	$855,607	$487,683
Accumulated Capital Gains	660,555	2,100,457	3,765,776	884,806	755,028	–
Unrealized Appreciation	913,448	9,146,650	25,564,697	30,921,074	10,817,378	1,008,488
Other Cumulative Effect of Timing Differences	–	–	–	(532,693)	–	–

Total	$1,994,935	$12,587,516	32,113,072	33,648,863	$12,428,013	1,496,171

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under generally accepted accounting principles.

Accordingly, for the period ended December 31, 2013, certain differences were reclassified. These differences were primarily due to the differing tax treatment of investments in partnerships and foreign currency. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	ALPS | Alerian Energy Infrastructure Portfolio

Undistributed Ordinary Income	$(468)	$(2,114)	$(3,599)	$(3,835)	$(1,549)	$(64,703)
Accumulated Capital Gain	468	2,114	3,599	3,835	1,549	66,706
Paid-In Capital	–	–	–	–	–	(2,003)

The tax character of the distributions paid during the year or period ended December 31, 2013 and December 31, 2012 were as follows:

2013	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Allocation Asset Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	ALPS | Alerian Energy Infrastructure Portfolio

Distributions Paid From:
Ordinary Income	$512,793	$1,640,627	$2,958,979	$2,273,170	$745,653	$–
Long-Term Capital Gain	470,119	1,034,579	1,130,897	236,160	484,923	–

Total	$982,912	$2,675,206	$4,089,876	$2,509,330	$1,230,576	$–

Annual Report | December 31, 2013	47

ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2013

2012	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

Distributions Paid From:
Ordinary Income	$687,341	$2,648,690	$2,762,340	$1,998,721	$604,886
Long-Term Capital Gain	532,732	2,320,920	7,868,756	11,361,432	3,904

Total	$1,220,073	$4,969,610	$10,631,096	$13,360,153	$608,790

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013, the Portfolios had capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal tax. Pursuant to the Code, and subject to §382 tax limitations, such capital loss carryforwards will expire as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	ALPS | Alerian Energy Infrastructure Portfolio

Capital Losses Expiring 12/31/2016	$–	$–	$–	$532,693	$–	$–

The Ibbotson Growth ETF Asset Allocation Portfolio used capital loss carryforwards of $1,105,818 to offset taxable capital gains realized during the year ended December 31, 2013.

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	ALPS | Alerian Energy Infrastructure Portfolio

Cost of Investments for Income Tax Purposes	$38,445,410	$105,406,817	$194,849,893	$166,848,892	$58,641,642	$18,920,105

Gross Appreciation (Excess of Value Over Tax Cost)	$1,759,619	$11,134,658	28,774,215	33,362,579	$11,735,146	$1,242,091
Gross Depreciation (Excess of Tax Cost Over Value)	(846,171)	(1,988,008)	(3,209,518)	(2,441,505)	(917,768)	(233,574)

Net Unrealized Appreciation	$913,448	$9,146,650	25,564,697	30,921,074	$10,817,378	$1,008,517

The difference between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the year or period ended December 31, 2013, were as follows for each Portfolio:

Fund	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	ALPS | Alerian Energy Infrastructure Portfolio

Purchases	$7,608,399	$14,036,145	$29,933,028	$25,378,622	$12,914,127	$21,245,050
Sales	$7,839,907	$18,903,478	$22,571,143	$11,428,540	$4,988,428	$2,843,688

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ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2013

5. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Advisor”) acts as the Portfolios’ investment advisor. The Advisor is a wholly-owned subsidiary of DST Systems, Inc., a publicly traded company. The Advisor is responsible for the overall management of each Portfolio’s business affairs. The Advisor invests the assets of each Portfolio, either directly or through the use of one or more sub-advisors, according to each Portfolio’s investment objective, policies, and restrictions. The Advisor is responsible for selecting the sub-advisor to each Portfolio. The Advisor furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of each Portfolio.

Pursuant to the Investment Advisory Agreement (the “Advisor Agreement”), each Portfolio pays the Advisor monthly an annual management fee of 0.45% for the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio and 0.70% for the ALPS | Alerian Energy Infrastructure Portfolio based on such Portfolio’s average daily net assets.

Ibbotson Associates, Inc. (“Ibbotson” or the “Sub-Advisor”) serves as the Sub-Advisor to the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio. The Sub-Advisor, founded in 1977, is a registered investment adviser located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc.

The Sub-Advisor is engaged to manage the investments of each Ibbotson Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees. The Sub-Advisor is responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of underlying funds and money market funds in the portion of each Ibbotson Portfolio’s investment portfolio under its management.

Pursuant to the sub-advisory agreement (the “Sub-Advisor Agreement”) the Advisor pays the Sub-Advisor monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets.

6. OTHER AGREEMENTS

Distribution Agreement: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Advisor, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. Prior to April 30, 2013, ALPS Distributors, Inc. served as the principal underwriter and national distributor for the Portfolios. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Advisor may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of December 31, 2013 there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

	Ibbotson Conservative ETF Asset Allocation Portfolio		Ibbotson Income and Growth ETF Asset Allocation Portfolio

Class II	0.25%	Class II	0.25%

	Ibbotson Balanced ETF Asset Allocation Portfolio		Ibbotson Growth ETF Asset Allocation Portfolio

Class II	0.25%	Class II	0.25%

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio		ALPS | Alerian Energy Infrastructure Portfolio

Class II	0.25%	Class III	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio has adopted a shareholder Services Plan with respect to Class III shares. Under the Services Plan, the Portfolio is authorized to pay third party service providers, including but not limited to insurance companies, banks and their affiliates, other institutions, broker-dealers and Trust affiliates (“Participating Organizations”), for non-distribution related services to shareholders of Class III shares.

Annual Report | December 31, 2013	49

ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2013

Payments under the Services Plan are calculated daily and paid monthly, and the aggregate fees on an annual basis are not to exceed 0.25% of the average daily net asset value of the Class III shares of the Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreement: Under the terms of the Expense Limitation Agreement between the Trust, the Advisor, and the Sub-Advisor (the “Expense Limitation Agreement”), the Advisor and Sub-Advisor agree to waive certain fees they are entitled to receive from the Ibbotson Portfolios (the Sub-Advisor’s fees being received from the Advisor). Specifically, the Advisor and Sub-Advisor agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that they are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) not exceeding 0.53% for Class I shares and 0.78% for Class II shares for the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio. This Expense Limitation Agreement is effective through April 29, 2014. Fees and expenses for acquired funds are not directly incurred by the Portfolios but are part of the acquisition and disposition costs of the underlying ETFs held by the Portfolios, and are not included for purposes of the Expense Limitation Agreement.

With respect to The ALPS | Alerian Energy Infrastructure Portfolio, the Advisor has contractually agreed to reimburse Portfolio expenses and/or waive a portion of the investment advisory fee and other fees that the Advisor is entitled to receive to the extent necessary for the Portfolio to maintain a total annual expense ratio (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) not exceeding 0.80% for Class I and Class III shares. The Advisor and the Trust each also agrees that the waivers shall continue through the period ended April 29, 2015.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Advisor and the Distributor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to each Portfolio, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. ALPS does not charge the Trust a fee in connection with providing services under the agreement.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, ALPS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state. ALPS does not charge the Trust a fee in connection with providing services under the agreement.

7. RELATED PARTY TRANSACTIONS

The Portfolios engaged in cross trades between each other during the year or period ended December 31, 2013 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Advisor serves as the investment adviser. The Board of trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Transactions related to cross trades during the year or period ended December 31, 2013, were as follows:

Transactions	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$175,472	$199,672
Sale Proceeds received from Portfolios	869,154	188,031
Gain Realized on Sales to Portfolios	41,357	18,718

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ALPS Variable Investment Trust
Notes to Financial Statements	December 31, 2013

Transactions	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$203,804	$738,542
Sale Proceeds received from Portfolios	124,204	122,826
Gain Realized on Sales to Portfolios	3,214	30,632
Transactions	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	ALPS | Alerian Energy Infrastructure Portfolio
Purchase cost paid to Portfolios	$85,163	$–
Sale Proceeds received from Portfolios	98,438	–
Gain Realized on Sales to Portfolios	96	–

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

9. NEW ACCOUNTING PRONOUCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, Financial Services-Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The FASB standard identifies characteristics a company must assess to determine whether it is considered an investment company for financial reporting purposes. This ASU is effective for fiscal years beginning after December 15, 2013. The Portfolios are currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

Annual Report | December 31, 2013	51

ALPS Variable Investment Trust
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ALPS Variable Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the statements of investments of the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, five of the portfolios of ALPS Variable Investment Trust (the “Trust”), as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. We have also audited the accompanying statement of asset and liabilities, including the statement of investments of the ALPS | Alerian Energy Infrastructure Fund, one of the portfolios of the Trust, as of December 31, 2013, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period May 1, 2013 (Commencement of Operations) to December 31, 2013. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers, where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting ALPS Variable Investment Trust, as of December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America (as to the ALPS | Alerian Energy Infrastructure Portfolio, the results of its operations, changes in its net assets, and the financial highlights for the period May 1, 2013 (Commencement of Operations) to December 31, 2013).

DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

52	www.alpsfunds.com

ALPS Variable Investment Trust
Additional Information	December 31, 2013 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

TAX INFORMATION (UNAUDITED)

The Portfolios designate the following amounts for the fiscal year ended December 31, 2013:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Corporate Dividends Received Deduction	27.74%	51.15%	67.81%	96.53%	100.00%

Pursuant to Section 852(b) (3) of the Internal Revenue Code, Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio designated $470,119, $1,034,579, $1,130,897, $236,160 and $484,923, respectively, as long-term capital gain dividends.

Annual Report | December 31, 2013	53

ALPS Variable Investment Trust
Trustees and Officers	December 31, 2013 (Unaudited)

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of December 31, 2013, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Portfolios collectively pay each Independent Trustee a retainer fee in the amount of $16,000 per year, a per meeting fee of $3,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Portfolios’ website at http://www.alpsfunds.com.

INDEPENDENT TRUSTEES

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Mary K. Anstine (73)	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	37	Ms. Anstine is a Trustee of ALPS ETF Trust (18 funds), Financial Investors Trust (30 funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).

David Swanson (57)	Trustee	Since November 30, 2006	Mr. Swanson is Managing Partner and Owner of SwanDog Strategic Marketing since February 2006. Mr. Swanson was also Executive Vice-President of Calamos Investments from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments from October 2002 to April 2004, and Managing Director of Morgan Stanley from February 2000 to April 2004.	7	Mr. Swanson is a Trustee of the Managed Portfolio Series (15 funds).

Jeremy W. Deems (37)	Trustee	Since September 8, 2010	Mr. Deems is Partner, CFO and COO of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (from 2004 to June 2007). Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	37	Mr. Deems is a Trustee of ALPS ETF Trust (18 funds), Financial Investors Trust (30 funds), and Reaves Utility Income Fund.

*	The Fund complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates, Inc. (or any affiliate) provides investment advisory services.

54	www.alpsfunds.com

ALPS Variable Investment Trust
Trustees and Officers	December 31, 2013 (Unaudited)

INTERESTED TRUSTEES

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Thomas A. Carter (47)**	Trustee Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and Director of ALPS and ALPS Holdings, Inc.	25	Mr. Carter is a Trustee of ALPS ETF Trust (18 funds) and the Principal Real Estate Income Fund.

Scott Wentsel (50)**	Trustee	Since November 30, 2006	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	7	None

OFFICERS

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years

Patrick Buchanan (41)	Treasurer	Since March 12, 2013	Mr. Buchanan is Vice President of AAI. Mr. Buchanan joined ALPS in 2007, and because of his position with AAI, he is deemed an affiliate of the Trust as defined under the 1940 Act.

Melanie H. Zimdars (37)	Chief Compliance Officer	Since December 8, 2009

Ms. Zimdars is a Deputy Chief Compliance Officer with ALPS since September 2009. Prior to joining ALPS, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. Ms. Zimdars is currently the CCO for Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, EGA Emerging Global Shares Trust, ALPS ETF Trust, BPV Family of Funds, Broadview Opportunity Trust and RealityShares ETF Trust. Because of her position with ALPS, Ms. Zimdars is deemed to be an affiliate of the Trust.

David T. Buhler (42)	Secretary	Since June 8, 2010

Mr. Buhler joined ALPS as Associate Counsel in June 2010. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009. Because of his position with ALPS, Mr. Buhler is deemed to be an affiliate of the Trust.

*	The Fund complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates, Inc. (or any affiliate) provides investment advisory services.
**	Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with Ibbotson Associates, Inc.

Annual Report | December 31, 2013	55

ANNUAL REPORT  |  December 31, 2013

The Management Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Must be accompanied or preceded by prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

Item 2.	Code of Ethics.

(a) The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e) Not applicable.

(f) The Registrant’s code of ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees has designated Jeremy Deems as the Registrant’s “Audit Committee Financial Expert.” Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years 2013 and 2012 were $84,000 and $85,000, respectively.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2013 and $0 in 2012.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $20,720 in 2013 and $15,250 in 2012. The fiscal year 2013 and 2012 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)	All Other Fees: For the Registrant’s fiscal years ended December 31, 2013 and December 31, 2012, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non audit fees billed in each of the last two fiscal years of the Registrant were $242,220 in 2013 and $225,250 in 2012. These fees consisted of non-audit fees billed to (i) the registrant of $20,720 in 2013 and $15,250 in 2012 as described in response to paragraph (c) above and (ii) to ALPS Fund Services, Inc. (“AFS”), an entity under common control with the Registrant’s investment adviser, of $221,500 and $210,000 in 2013 and 2012, respectively. The non-audit fees billed to AFS related to SSAE 16 services and other compliance related matters.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Audit Committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)    The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

(a)(2)    The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)    Not applicable to Registrant.

(b)    A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	March 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	March 3, 2014

By:	/s/ Patrick Buchanan
Patrick Buchanan (Principal Financial Officer)
Treasurer

Date:	March 3, 2014